Shareholder Report, Holdings (Details)	Jun. 30, 2025
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class | Other Assets In Excess Of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	48.10%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	51.90%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class | Total
Holdings [Line Items]
Percent of Net Asset Value	51.90%
IDX Adaptive Opportunities Fund | Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.26%
IDX Adaptive Opportunities Fund | Institutional Class | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.86%
IDX Adaptive Opportunities Fund | Institutional Class | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
IDX Adaptive Opportunities Fund | Institutional Class | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.28%
IDX Adaptive Opportunities Fund | Institutional Class | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	57.26%
IDX Adaptive Opportunities Fund | Institutional Class | Total
Holdings [Line Items]
Percent of Net Asset Value	68.91%
IDX Adaptive Opportunities Fund | Institutional Class | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
IDX Adaptive Opportunities Fund | Institutional Class | First Trust Long/Short Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.38%
IDX Adaptive Opportunities Fund | Institutional Class | SPDR S&P Emerging Markets Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	2.28%
IDX Adaptive Opportunities Fund | Institutional Class | Simplify Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	1.92%
IDX Adaptive Opportunities Fund | Institutional Class | AGF U.S. Market Neutral Anti-Beta Fund
Holdings [Line Items]
Percent of Net Asset Value	1.91%
IDX Adaptive Opportunities Fund | Institutional Class | Convergence Long/Short Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.56%